As filed with the Securities and Exchange Commission on August 21, 2018

File Nos. 002-91369, 811-04041

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 70	☒
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 71	☒

(Check appropriate box or boxes)

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

1600 Summer Street

Stamford, Connecticut 06905

(800) 242-0134

(Registrant’s Exact Name, Address and Telephone Number)

Joshua A. Weinberg, Esq.

Managing Director and Managing Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

(Name and Address of Agent for Service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, DC 20001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)

☒	Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
☐	on (date) Pursuant to Paragraph (b) of Rule 485
☐	60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
☐	on (date) Pursuant to Paragraph (a)(1) of Rule 485
☐	75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
☐	on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 70 to the Registrant’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Registrant’s PEA No. 69 on Form N-1A filed on July 31, 2018. This PEA No. 70 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 69 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 21st day of August, 2018.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President and Director

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Jeanne M. La Porta	President (Principal Executive Officer) and Director	August 21, 2018
Jeanne M. La Porta

/s/ John R. Costantino	Chairman of the Board	August 21, 2018
John R. Costantino*

/s/ R. Sheldon Johnson	Director	August 21, 2018
R. Sheldon Johnson*

/s/ Donna M. Rapaccioli	Director	August 21, 2018
Donna M. Rapaccioli*

/s/ Arthur A. Jensen	Treasurer (Principal Financial Officer)	August 21, 2018
Arthur A. Jensen

/s/ Jesse D. Hallee
Jesse D. Hallee

*	Signatures affixed by Jesse D. Hallee pursuant to a power of attorney dated March 7, 2017.

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase